DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEPOSITS BY CUSTOMERS
Saving accounts	$ 86,147,655	$ 66,914,834
Time deposits	61,083,519	63,635,078
Checking accounts	31,894,229	25,159,676
Other deposits	1,695,390	1,495,724
Total	$ 180,820,793	$ 157,205,312